Accounts and notes receivable (Ageing analysis of accounts receivable and notes receivable based on the invoice date) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	¥ 38,371,644	¥ 32,464,259
Within 1 year
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	37,966,985	31,566,008
Between 1 to 2 years
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	174,604	696,401
Between 2 to 3 years
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	86,388	57,667
Over 3 years
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	¥ 143,667	¥ 144,183